Accumulated Other Comprehensive Income (Loss) (Before Tax And Net Of Tax Changes In Each Component Of Accumulated OCI) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014		Sep. 30, 2013
Net unrealized gains (losses) on investment securities, Before tax:
Net unrealized gains on investment securities	¥ 735,633		¥ 352,629
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(59,713)		(131,056)
Net change	675,920		221,573
Net unrealized gains (losses) on investment securities, Tax (expense) or benefit:
Net unrealized gains on investment securities	(254,399)		(137,570)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	21,184		49,545
Net change	(233,215)		(88,025)
Net unrealized gains (losses) on investment securities, Net of tax:
Net unrealized gains on investment securities	481,234		215,059
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(38,529)		(81,511)
Net change	442,705	[1]	133,548	[1]
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests	20,057		(6,935)
Net unrealized gains on investment securities attributable to Mitsubishi UFJ Financial Group	422,648		140,483
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Before tax:
Net unrealized gains on derivatives qualifying for cash flow hedges	7,867		1,294
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(5,290)		(1,324)
Net change	2,577		(30)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Tax (expense) or benefit:
Net unrealized gains on derivatives qualifying for cash flow hedges	(3,118)		(502)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	2,079		520
Net change	(1,039)		18
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges, Net of tax:
Net unrealized gains on derivatives qualifying for cash flow hedges	4,749		792
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(3,211)		(804)
Net change	1,538		(12)
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group	1,538		(12)
Defined benefit plans, Before tax:
Defined benefit plans	18,407		16,090
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	5,511		10,764
Net change	23,918		26,854
Defined benefit plans, Tax (expense) or benefit:
Defined benefit plans	(6,864)		(4,964)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	(1,908)		(4,213)
Net change	(8,772)		(9,177)
Defined benefit plans, Net of tax:
Defined benefit plans	11,543		11,126
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	3,603		6,551
Net change	15,146		17,677
Defined benefit plans attributable to noncontrolling interests	(74)		(39)
Defined benefit plans attributable to Mitsubishi UFJ Financial Group	15,220		17,716
Foreign currency translation adjustments, Before tax:
Foreign currency translation adjustments	33,273		296,051
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	512		968
Net change	33,785		297,019
Foreign currency translation adjustments, Tax (expense) or benefit:
Foreign currency translation adjustments	(30,644)		(11,842)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	(199)		(922)
Net change	(30,843)		(12,764)
Foreign currency translation adjustments, Net of tax:
Foreign currency translation adjustments	2,629		284,209
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	313		46
Net change	2,942		284,255
Foreign currency translation adjustments attributable to noncontrolling interests	(7,113)		5,443
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group	10,055		278,812
Other comprehensive income attributable to Mitsubishi UFJ Financial Group	¥ 449,461		¥ 436,999

[1]	Includes unrealized gains of ¥130 million and ¥43 million, net of tax, related to debt securities with credit component realized in earnings for the six months ended September 30, 2013 and 2014, respectively.